UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Akana Capital Management, LP

Address:  444 Madison Avenue
          12th Floor
          New York, New York 10022



13F File Number:  28-12203

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Jeffrey P. Weiner
Title:    CFO
Phone:    212-835-9400


Signature, Place and Date of Signing:


  /s/ Jeffrey P. Weiner          New York, New York         November 12, 2009
--------------------------     ----------------------     ---------------------
       [Signature]                 [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:     NONE

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             1

Form 13F Information Table Entry Total:        6

Form 13F Information Table Value Total:  $52,184
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.        Form 13F File Number        Name
     ---        --------------------        -------------------------------
      1.         28-12204                    Akana Capital Offshore Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                    Akana Capital Management, LP
                                                         September 30, 2009

COLUMN 1                     COLUMN  2       COLUMN  3  COLUMN 4        COLUMN 5          COLUMN 6     COL 7       COLUMN 8

                                                         Market
                                                          Value    Shrs or  Sh/  Put/    Investment    Other     Voting Authority
Name of Issuer               Title of Class    Cusip    (X 1000)   Prn Amt  Prn  Call    Discretion    Mngrs    Sole    Shared  None
---------------------------  --------------  ---------  --------   -------  ---  ----  --------------  -----   -------  ------  ----
CHINA LIFE INS CO LTD        SPON ADR REP H  16939P106    4,435     67,500   SH        SHARED-DEFINED    1      67,500
FIRST SOLAR INC              COM             336433107   16,891    110,500   SH        SHARED-DEFINED    1     110,500
LAS VEGAS SANDS CORP         COM             517834107   13,138    780,148   SH        SHARED-DEFINED    1     780,148
MELCO CROWN ENTMT LTD        ADR             585464100    5,090    731,329   SH        SHARED-DEFINED    1     731,329
TRINA SOLAR LIMITED          SPON ADR        89628E104    6,691    208,000   SH        SHARED-DEFINED    1     208,000
YINGLI GREEN ENERGY HLDG CO  ADR             98584B103    5,939    476,616   SH        SHARED-DEFINED    1     476,616





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